Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 6 — Intangible Assets

In October 2016, Red Earth entered into an Asset Purchase and Sale Agreement with the owner of a provisional Medical Marijuana Establishment Registration Certificate (the “Provisional Grow License”) issued by the state of Nevada for the cultivation of medical marijuana for $300,000. To initiate the purchase and transfer the Provisional Grow License, the Company paid a $25,000 deposit to the seller in October 2016. In February 2017, an investor advanced the Company $350,000.

The Provisional Grow License remains in a provisional status until the Company has completed the build out of a cultivation facility and obtained approval from the state of Nevada to begin cultivation in the approved facility. Once approval from the state of Nevada is received, the Company begins the cultivation process.

On or about May 7, 2021, the Company’s wholly owned subsidiary, Red Earth, LLC (the “Subsidiary”), received an inquiry from the State of Nevada Cannabis Compliance Board (“CCB”) regarding the transfer of ownership of the Subsidiary from its previous owners to the Company. The CCB has determined that the transfer was not formally approved, thus a Category II violation.

On July 27, 2021, the Subsidiary entered into a Stipulation and Order for Settlement of Disciplinary Action (the “Stipulation Order”) with the CCB. Under the terms of the Stipulation Order, the Subsidiary has agreed to present to the CCB, by not later than August 31, 2021, a plan pursuant to which the ownership of the Subsidiary will be returned to the original owners. The Parties to the Stipulation Order resolved the matter without the necessity of taking formal action. The Subsidiary agreed to pay a civil penalty of $10,000, which was paid on July 29, 2021.

MJ HOLDINGS, INC. and SUBSIDIARIES

Notes to the Condensed Consolidated Financial Statements

For the Six Months Ended June 30, 2021 and 2020

(Unaudited)

Note 6 — Intangible Assets

In October 2016, Red Earth entered into an Asset Purchase and Sale Agreement with the owner of a provisional Medical Marijuana Establishment Registration Certificate (the “Provisional Grow License”) issued by the state of Nevada for the cultivation of medical marijuana for $300,000. To initiate the purchase and transfer the Provisional Grow License, the Company paid a $25,000 deposit to the seller in October 2016. In February 2017, an investor advanced the Company $350,000 to fund the purchase of the Provisional Grow License.

The Provisional Grow License remains in a provisional status until the Company has completed the build out of a cultivation facility and obtained approval from the state of Nevada to begin cultivation in the approved facility. Once approval from the state of Nevada is received, the Company will begin the cultivation process.